SCHEDULE OF ACCOUNTS RECEIVABLES (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Credit Loss [Abstract]
Accounts receivables	$ 467,804	$ 85,788	$ 2,001
Less: Allowance for doubtful accounts
Total, net	$ 467,804	$ 85,788	$ 2,001